Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Net defined benefit liability	$ 7,090	$ 7,258
Other long term employee benefit (liability for compensated absences)	1,796	1,828
Total employee benefit liabilities	$ 8,886	$ 9,086